Net Loss Per Share - Q2	6 Months Ended
Jun. 30, 2013
Net Loss Per Share [Abstract]
Net Loss Per Share
(4)	Net Loss Per Share

Basic and diluted net loss per share is calculated by dividing net loss by the weighted-average number of common shares outstanding. For all periods presented, the outstanding shares of unvested restricted stock as well as the number of common shares issuable upon exercise of outstanding stock options and warrants and conversion of notes payable have been excluded from the calculation of diluted net loss per share because their effect would be anti-dilutive. Therefore, the weighted-average shares used to calculate both basic and dilutive loss per share are the same.

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding as they would be anti-dilutive:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2013	2012	2013
Shares underlying warrants outstanding	1,064,616	187,718,221	1,064,616	187,718,221
Shares underlying options outstanding	250,993	232,046	250,993	232,046
Unvested restricted stock	75,844	54,939	75,844	54,939
Convertible notes payable	—	48,668,482	—	48,668,482